Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Share capital	Share premium	Shares held in treasury	Translation reserve	Other reserves	Shareholders' equity	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2021	£ 286	£ 1,491	£ (876)	£ 250	£ 2,081	£ 3,232	£ (8)	£ 3,224
Total comprehensive income for the year				427	1,728	2,155	(2)	2,153
Dividends paid					(983)	(983)	(9)	(992)
Issue of ordinary shares, net of expenses		26				26		26
Repurchase of ordinary shares			(650)			(650)		(650)
Purchase of shares by the employee benefit trust			(50)			(50)		(50)
Cancellation of shares	(7)		1,127		(1,120)
Increase in share based remuneration reserve (including tax)					47	47		47
Settlement of share awards			35		(35)
Acquisition of non-controlling interest					(1)	(1)		(1)
Exchange differences on translation of capital and reserves							(3)	(3)
Equity at end of period at Dec. 31, 2022	279	1,517	(414)	677	1,717	3,776	(22)	3,754
Total comprehensive income for the year				(285)	1,760	1,475	7	1,482
Dividends paid					(1,059)	(1,059)	(7)	(1,066)
Issue of ordinary shares, net of expenses		41				41		41
Repurchase of ordinary shares			(800)			(800)		(800)
Purchase of shares by the employee benefit trust			(50)			(50)		(50)
Cancellation of shares	(4)		677		(673)
Increase in share based remuneration reserve (including tax)					77	77		77
Settlement of share awards			34		(34)
Exchange differences on translation of capital and reserves							1	1
Equity at end of period at Dec. 31, 2023	275	1,558	(553)	392	1,788	3,460	(21)	3,439
Total comprehensive income for the year				175	1,960	2,135	10	2,145
Dividends paid					(1,121)	(1,121)	(9)	(1,130)
Issue of ordinary shares, net of expenses		47				47		47
Repurchase of ordinary shares			(1,000)			(1,000)		(1,000)
Purchase of shares by the employee benefit trust			(75)			(75)		(75)
Cancellation of shares	(3)		853		(850)
Increase in share based remuneration reserve (including tax)					79	79		79
Settlement of share awards			53		(53)
Acquisition of non-controlling interest					(44)	(44)	43	(1)
Equity at end of period at Dec. 31, 2024	£ 272	£ 1,605	£ (722)	£ 567	£ 1,759	£ 3,481	£ 23	£ 3,504